CONSOLIDATED UNAUDITED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 48	₪ 48
Ordinary shares, shares authorized	18,000,000	18,000,000
Ordinary shares, shares issued	5,849,216	5,844,463
Ordinary shares, shares outstanding	5,849,216	5,844,463